Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - USD ($)	Sep. 30, 2015	Dec. 31, 2014
Allowance on receivables	$ 317,659	$ 317,659
Common stock, authorized	40,000,000	40,000,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, issued	28,395,888	25,908,978
Common stock, outstanding	28,395,888	25,908,978
Series B Preferred Stock [Member]
Preferred stock, authorized	20,000	20,000
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Series C Convertible Preferred Stock [Member]
Preferred stock, authorized	750	750
Preferred stock, par value (in dollars per share)	$ 1,000	$ 1,000
Preferred stock, issued	375	375
Preferred stock, outstanding	375	375
5% Preferred Stock [Member]
Preferred stock, authorized	35,920	35,920
Preferred stock, par value (in dollars per share)	$ 25	$ 25
Preferred stock, issued	2,427	2,427
Preferred stock, outstanding	2,427	2,427